Janus Investment Fund

INTECH Emerging Markets Managed Volatility Fund	Janus Global Unconstrained Bond Fund
INTECH Global Income Managed Volatility Fund	Janus Government Money Market Fund
INTECH International Managed Volatility Fund	Janus High-Yield Fund
INTECH U.S. Managed Volatility Fund	Janus Money Market Fund
Janus Adaptive Global Allocation Fund	Janus Multi-Sector Income Fund
Janus Diversified Alternatives Fund	Janus Real Return Fund
Janus Flexible Bond Fund	Janus Short-Term Bond Fund
Janus Global Allocation Fund – Conservative	Perkins Large Cap Value Fund
Janus Global Allocation Fund – Growth	Perkins Mid Cap Value Fund
Janus Global Allocation Fund – Moderate	Perkins Select Value Fund
Janus Global Bond Fund	Perkins Small Cap Value Fund
Perkins Value Plus Income Fund

(collectively, the “Funds”)

Supplement dated December 15, 2016

to Currently Effective Prospectuses

Approval of New Investment Advisory Agreements and Investment Sub-Advisory Agreements

As previously announced, on October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital Management LLC, the investment adviser to the Funds (“Janus Capital”), and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (“Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Transaction”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson will merge with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson. The Transaction is currently expected to close in the second quarter of 2017, subject to requisite shareholder and regulatory approvals.

The consummation of the Transaction may be deemed to be an “assignment” (as defined in the Investment Company Act of 1940, as amended) of the current advisory agreements between Janus Capital and the Funds. In addition, the consummation of the Transaction may be deemed to be an assignment of the current sub-advisory agreements between Janus Capital and each of INTECH Investment Management LLC (“INTECH”) and Perkins Investment Management LLC (“Perkins”), the subadvisers to certain of the Funds. As a result, the consummation of the Transaction may cause such investment advisory agreements and investment sub-advisory agreements to terminate automatically in accordance with their respective terms.

On December 8, 2016, the Board of Trustees of the Funds (the “Board of Trustees”) approved, subject to approval of shareholders, a new investment advisory agreement between each Fund and Janus Capital in order to permit Janus Capital to continue to provide advisory services to each Fund following the closing of the Transaction. Each new investment advisory agreement will have substantially similar terms as the corresponding current investment advisory agreement.

In addition, each Fund’s name will change to reflect “Janus Henderson” as part of the Fund’s name.

INTECH Investment Management LLC

With respect to INTECH Emerging Markets Managed Volatility Fund, INTECH Global Income Managed Volatility Fund, INTECH International Managed Volatility Fund, and INTECH U.S. Managed Volatility Fund, on December 8, 2016, the Board of Trustees approved, subject to approval of shareholders, a new investment sub-advisory agreement between Janus Capital and INTECH in order to permit INTECH to continue to provide sub-advisory services with respect to each such Fund following the closing of the Transaction. Each new investment sub-advisory agreement will have substantially similar terms as the corresponding current investment sub-advisory agreement.

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Perkins Investment Management LLC

With respect to Perkins Large Cap Value Fund, Perkins Mid Cap Value Fund, Perkins Select Value Fund, Perkins Small Cap Value Fund, and Perkins Value Plus Income Fund, on December 8, 2016, the Board of Trustees approved, subject to approval of shareholders, a new investment sub-advisory agreement between Janus Capital and Perkins in order to permit Perkins to continue to provide sub-advisory services with respect to each such Fund following the closing of the Transaction. Each new investment sub-advisory agreement will have substantially similar terms as the corresponding current investment sub-advisory agreement.

Interim Agreements

On December 8, 2016, the Board of Trustees also approved interim investment advisory agreements between each Fund and Janus Capital and interim sub-advisory agreements between Janus Capital and each Fund’s subadviser, as applicable. In the event shareholders of a Fund do not approve the new investment advisory agreement (and, if applicable, the new investment sub-advisory agreement) prior to the closing of the Transaction, an interim investment advisory agreement (and, if applicable, an interim investment sub-advisory agreement) will take effect with respect to such Fund upon the closing of the Transaction. Such interim agreements will continue in effect for a term ending on the earlier of 150 days from the closing of the Transaction, or when shareholders of the Fund approve the new investment advisory agreement and new investment sub-advisory agreement, if applicable. Compensation earned by Janus Capital and a Fund’s subadviser, if applicable, under their respective interim investment advisory agreement or interim investment sub-advisory agreement will be held in an interest-bearing escrow account and will be paid to Janus Capital or the subadviser, as applicable, if shareholders approve the corresponding new investment advisory agreement or new investment sub-advisory agreement prior to the end of the interim period. Except for the term and escrow provisions described above, the terms of each interim investment advisory agreement and interim investment sub-advisory agreement are substantially similar to those of the corresponding current investment advisory agreement or current investment sub-advisory agreement.

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Shareholders of record of a Fund as of December 29, 2016, are expected to receive a proxy statement, notice of special meeting of shareholders, and proxy card, containing detailed information regarding shareholder proposals with respect to these and certain other matters. The shareholder meeting is expected to be held on or about April 6, 2017.

Please retain this Supplement with your records.

2

Janus Investment Fund

Janus Asia Equity Fund

Janus Balanced Fund

Janus Contrarian Fund

Janus Enterprise Fund

Janus Forty Fund

Janus Global Life Sciences Fund

Janus Global Real Estate Fund

Janus Global Research Fund

Janus Global Select Fund

Janus Global Technology Fund

Janus Growth and Income Fund

Janus International Equity Fund

Janus Overseas Fund

Janus Research Fund

Janus Triton Fund

Janus Venture Fund

Perkins Global Value Fund

Perkins International Value Fund

(collectively, the “Funds”)

Supplement dated December 15, 2016

to Currently Effective Prospectuses

Approval of New Investment Advisory Agreements and Investment Sub-Advisory Agreements

As previously announced, on October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital Management LLC, the investment adviser to the Funds (“Janus Capital”), and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (“Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Transaction”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson will merge with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson. The Transaction is currently expected to close in the second quarter of 2017, subject to requisite shareholder and regulatory approvals.

The consummation of the Transaction may be deemed to be an “assignment” (as defined in the Investment Company Act of 1940, as amended) of the current advisory agreements between Janus Capital and the Funds. In addition, the consummation of the Transaction may be deemed to be an assignment of the current sub-advisory agreements between Janus Capital and each of Perkins Investment Management LLC (“Perkins”) and Janus Capital Singapore Pte. Limited (“Janus Singapore”), the subadvisers to certain of the Funds. As a result, the consummation of the Transaction may cause such investment advisory agreements and investment sub-advisory agreements to terminate automatically in accordance with their respective terms.

On December 8, 2016, the Board of Trustees of the Funds (the “Board of Trustees”) approved, subject to approval of shareholders, a new investment advisory agreement between each Fund and Janus Capital in order to permit Janus Capital to continue to provide advisory services to each Fund following the closing of the Transaction. Each new investment advisory agreement will have substantially similar terms as the corresponding current investment advisory agreement.

In addition, each Fund’s name will change to reflect “Janus Henderson” as part of the Fund’s name.

Perkins Investment Management LLC

With respect to Perkins Global Value Fund and Perkins International Value Fund, on December 8, 2016, the Board of Trustees approved, subject to approval of shareholders, a new investment sub-advisory agreement between Janus Capital and Perkins in order to permit Perkins to continue to provide sub-advisory services with respect to each such Fund following the closing of the Transaction. Each new investment sub-advisory agreement will have substantially similar terms as the corresponding current investment sub-advisory agreement.

Janus Capital Singapore Pte. Limited

With respect to Janus Asia Equity Fund, on December 8, 2016, the Board of Trustees approved, subject to approval of shareholders, a new investment sub-advisory agreement between Janus Capital and Janus Singapore in order to permit Janus Singapore to continue to provide sub-advisory services with respect to such Fund following the closing of the Transaction. The

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new investment sub-advisory agreement will have substantially similar terms as the corresponding current investment sub-advisory agreement.

Interim Agreements

On December 8, 2016, the Board of Trustees also approved interim investment advisory agreements between each Fund and Janus Capital and interim sub-advisory agreements between Janus Capital and each Fund’s subadviser, as applicable. In the event shareholders of a Fund do not approve the new investment advisory agreement (and, if applicable, the new investment sub-advisory agreement) prior to the closing of the Transaction, an interim investment advisory agreement (and, if applicable, an interim investment sub-advisory agreement) will take effect with respect to such Fund upon the closing of the Transaction. Such interim agreements will continue in effect for a term ending on the earlier of 150 days from the closing of the Transaction, or when shareholders of the Fund approve the new investment advisory agreement and new investment sub-advisory agreement, if applicable. Compensation earned by Janus Capital and a Fund’s subadviser, if applicable, under their respective interim investment advisory agreement or interim investment sub-advisory agreement will be held in an interest-bearing escrow account and will be paid to Janus Capital or the subadviser, as applicable, if shareholders approve the corresponding new investment advisory agreement or new investment sub-advisory agreement prior to the end of the interim period. Except for the term and escrow provisions described above, the terms of each interim investment advisory agreement and interim investment sub-advisory agreement are substantially similar to those of the corresponding current investment advisory agreement or current investment sub-advisory agreement.

Appointment of Henderson Investment Management Limited as Subadviser – Janus Asia Equity Fund and Janus Global Real Estate Fund

In connection with the Transaction, Janus Capital has evaluated its capabilities, the capabilities of the existing subadvisers, and the enhanced capabilities of Janus Henderson upon the closing of the Transaction. With respect to Janus Asia Equity Fund and Janus Global Real Estate Fund, Janus Capital determined that it would be in the best interest of each Fund to draw upon the combined resources of Janus Henderson following the Transaction by appointing Henderson Investment Management Limited (“HIML”) as subadviser to each Fund. Janus Capital believes that HIML provides seasoned resources focused on Asia equities, real estate, and expertise with non-U.S. investments that can benefit the Funds.

HIML is a Securities and Exchange Commission registered investment adviser and is an indirect, wholly-owned subsidiary of Henderson and serves as investment subadviser to several mutual funds offered by Henderson. No changes to the investment objectives, policies, or restrictions of the Funds are anticipated in connection with the appointment of HIML as subadviser.

Janus Asia Equity Fund

On December 8, 2016, the Board of Trustees approved, subject to approval of shareholders, an investment sub-advisory agreement between Janus Capital and HIML with respect to Janus Asia Equity Fund. If approved by shareholders, HIML would become subadviser to Janus Asia Equity Fund upon the closing of the Transaction and would replace Janus Singapore as subadviser to such Fund. Janus Capital would pay HIML a sub-advisory fee from its investment advisory fee for managing Janus Asia Equity Fund.

Andrew Gillan, Head of Asia (ex-Japan) Equities of HIML, and Mervyn Koh, CFA, a Portfolio Manager on the Asia Equities team for HIML, would serve as the Fund’s portfolio managers.

Andrew Gillan joined Henderson in early 2014 and has over 16 years of experience in the investment industry. Prior to joining Henderson, Mr. Gillan managed a number of mutual funds over 14 years at Aberdeen Asset Management. Mr. Gillan graduated with honors from the University of Edinburgh.

Mervyn Koh joined Henderson in 2015 as an Associate Investment Manager and has almost 10 years of experience in the investment industry, having started his career as an Associate at the Government of Singapore Investment Corporation in 2006. Prior to joining Henderson, Mr. Koh worked for Franklin Templeton Investments, where he was Vice President in the Emerging Markets Group responsible for research in the Singapore and Indonesian equity market, and co-managed a South East Asia fund. Prior to joining Franklin Templeton, Mr. Koh was an Investment Analyst at Tokio Marine Asset Management International, where he was responsible for research in the India equities market and commodity-related stocks in South East Asia and Australia. Mr. Koh holds a graduate diploma in financial management from the Singapore Institute of Management and a BSc in Mechanical Engineering (Hons) from the National University of Singapore. Mr. Koh holds the Chartered Financial Analyst designation.

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Janus Global Real Estate Fund

On December 8, 2016, the Board of Trustees approved, subject to approval of shareholders, an investment sub-advisory agreement between Janus Capital and HIML with respect to Janus Global Real Estate Fund. If approved by shareholders, HIML would become subadviser to Janus Global Real Estate Fund upon the closing of the Transaction. HIML would be responsible for the day-to-day management of a portion of the investment operations of Janus Global Real Estate Fund subject to the general oversight of Janus Capital. Janus Capital would continue to be responsible for the day-to-day management of a portion of the investment operations of Janus Global Real Estate Fund. Janus Capital would pay HIML a sub-advisory fee from its investment advisory fee for managing a portion of Janus Global Real Estate Fund.

Guy Barnard, Co-Head of HIML’s Global Property Equities Team, Tim Gibson, Co-Head of HIML’s Global Property Equities Team, and Patrick Brophy, Portfolio Manager of Janus Capital, would serve as portfolio managers of Janus Global Real Estate Fund. In managing Janus Global Real Estate Fund, Mr. Barnard will focus on European property equities, Mr. Gibson will focus on Asia property equities, and Mr. Brophy will focus on U.S. property equities.

Guy Barnard joined Henderson in 2006 as an analyst with the Property Equities team. He became a Fund Manager in 2008, deputy head of Global Property Equities in 2012, and Co-Head of Global Property Equities in 2014. Mr. Barnard began his career within the Financial Control function at UBS where he spent three years. Mr. Barnard holds a First Class BSc (Hons) degree in Mathematics and Management from Loughborough University and holds the Chartered Financial Analyst designation.

Tim Gibson joined Henderson in 2011 as Co-Head of Global Property Equities. Before joining Henderson, Mr. Gibson was a European fund manager at AMP Capital Brookfield, responsible for portfolio construction and execution of an indirect real estate fund. Prior to this, Mr. Gibson was an analyst for Morgan Stanley in their European Real Estate Investment Team, in London and Amsterdam. Mr. Gibson holds an MA (Hons) in Economics from St Andrews University, Scotland, and received the Robert Trent Jones Scholarship to the University of Western Ontario, Canada.

Patrick Brophy is Executive Vice President and Portfolio Manager of Janus Global Real Estate Fund, which he has managed since November 2007. Mr. Brophy is also Portfolio Manager of other Janus accounts. He joined Janus Capital in March 2005. Mr. Brophy holds a Bachelor of Arts degree in History from Dartmouth.

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Shareholders of record of a Fund as of December 29, 2016, are expected to receive a proxy statement, notice of special meeting of shareholders, and proxy card, containing detailed information regarding shareholder proposals with respect to these and certain other matters. The shareholder meeting is expected to be held on or about April 6, 2017.

Please retain this Supplement with your records.

3

Janus Investment Fund

INTECH U.S. Core Fund

(the “Fund”)

Supplement dated December 15, 2016

to Currently Effective Prospectuses

Approval of New Investment Advisory Agreement and Investment Sub-Advisory Agreement

As previously announced, on October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital Management LLC, the investment adviser to the Fund (“Janus Capital”), and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (“Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Transaction”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson will merge with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson. The Transaction is currently expected to close in the second quarter of 2017, subject to requisite shareholder and regulatory approvals.

The consummation of the Transaction may be deemed to be an “assignment” (as defined in the Investment Company Act of 1940, as amended) of the current advisory agreement between Janus Capital and the Fund. In addition, the consummation of the Transaction may be deemed to be an assignment of the current sub-advisory agreement between Janus Capital and INTECH Investment Management LLC (“INTECH”), the subadviser to the Fund. As a result, the consummation of the Transaction may cause such investment advisory agreement and investment sub-advisory agreement to terminate automatically in accordance with their respective terms.

On December 8, 2016, the Board of Trustees of the Fund (the “Board of Trustees”) approved, subject to approval of shareholders, a new investment advisory agreement between the Fund and Janus Capital in order to permit Janus Capital to continue to provide advisory services to the Fund following the closing of the Transaction. The new investment advisory agreement will have substantially similar terms as the current investment advisory agreement.

On December 8, 2016, the Board of Trustees approved, subject to approval of shareholders, a new investment sub-advisory agreement between Janus Capital and INTECH in order to permit INTECH to continue to provide sub-advisory services with respect to the Fund following the closing of the Transaction. The new investment sub-advisory agreement will have substantially similar terms as the current investment sub-advisory agreement.

In addition, the Fund’s name will change to reflect “Janus Henderson” as part of the Fund’s name.

Interim Agreements

On December 8, 2016, the Board of Trustees also approved an interim investment advisory agreement between the Fund and Janus Capital and an interim sub-advisory agreement between Janus Capital and INTECH. In the event shareholders of the Fund do not approve the new investment advisory agreement and the new investment sub-advisory agreement prior to the closing of the Transaction, an interim investment advisory agreement or interim investment sub-advisory agreement will take effect upon the closing of the Transaction. Such interim agreement will continue in effect for a term ending on the earlier of 150 days from the closing of the Transaction, or when shareholders of the Fund approve the new investment advisory agreement and new investment sub-advisory agreement, or the consummation of the Fund’s merger. Compensation earned by Janus Capital and INTECH under their respective interim investment advisory agreement or interim investment sub-advisory agreement will be held in an interest-bearing escrow account and will be paid to Janus Capital or INTECH, as applicable, if shareholders approve the new investment advisory agreement or new investment sub-advisory agreement prior to the end of the interim period. Except for the term and escrow provisions described above, the terms of the interim investment advisory agreement and interim investment sub-advisory agreement are substantially similar to those of the current investment advisory agreement or current investment sub-advisory agreement.

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Fund Merger

On December 8, 2016, the Board of Trustees of the Fund approved an Agreement and Plan of Reorganization that provides for the merger of the Fund into INTECH U.S. Managed Volatility Fund (the “Acquiring Fund”), a similarly managed fund (the “Merger”).

The Merger is subject to certain conditions, including approval by shareholders of the Fund.

The Merger is expected to be tax-free for federal income tax purposes; therefore, Fund shareholders should not realize a tax gain or loss when the Merger is implemented. The Merger, however, may accelerate distributions, which are taxable, as the tax year for the Fund will end on the date of the Merger. In connection with the Merger, shareholders of each class of shares of the Fund will receive shares of a corresponding class of the Acquiring Fund approximately equivalent in dollar value to the Fund shares owned immediately prior to the Merger. Investors who are Fund shareholders of record as of December 29, 2016, will receive a proxy statement/prospectus which includes important information regarding the Merger. Only Fund shareholders as of December 29, 2016, are eligible to vote on the Merger. Therefore, if you purchased shares of the Fund after December 29, 2016, and assuming shareholders of the Fund as of that date approve the Merger, any shares of the Fund you hold as of the Merger date will automatically be converted into shares of the Acquiring Fund.

Shareholders of the Fund may redeem their shares or exchange their shares for shares of another Janus fund for which they are eligible to purchase at any time prior to the Merger. Any applicable contingent deferred sales charges (“CDSC”) charged by the Fund will be waived for redemptions or exchanges through the date of the Merger. Exchanges by Class A shareholders of the Fund into Class A Shares of another Janus fund are not subject to any applicable initial sales charge. For shareholders holding shares through an intermediary, check with your intermediary regarding other Janus funds and share classes offered through your intermediary.

A full description of the Acquiring Fund and the terms of the Merger will be contained in the proxy statement/prospectus that will be sent to shareholders of the Fund of record as of December 29, 2016. Janus Capital encourages you to read the proxy statement/prospectus when it is available as it contains important information regarding the Merger. A copy of the proxy statement/prospectus, when it is available, will be available at janus.com/update, or you may request a free copy by calling 1-877-335-2687 (or 1-800-525-3713 if you hold shares directly with Janus Capital).

This supplement is not an offer to sell or a solicitation of an offer to buy shares of the Acquiring Fund, nor is it a solicitation of any proxy. For important information about fees, expenses, and risk considerations regarding the Acquiring Fund, please refer to the Acquiring Fund’s prospectus and the proxy statement/prospectus relating to the Merger, when available, on file with the Securities and Exchange Commission.

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Shareholders of record as of December 29, 2016, are expected to receive a proxy statement/prospectus, notice of special meeting of shareholders, and proxy card, containing detailed information regarding shareholder proposals with respect to these and certain other matters. The shareholder meeting is expected to be held on or about April 6, 2017.

Please retain this Supplement with your records.

2

Janus Investment Fund

Janus Emerging Markets Fund

(the “Fund”)

Supplement dated December 15, 2016

to Currently Effective Prospectuses

Approval of New Investment Advisory Agreement and Investment Sub-Advisory Agreement

As previously announced, on October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital Management LLC, the investment adviser to the Fund (“Janus Capital”), and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (“Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Transaction”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson will merge with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson. The Transaction is currently expected to close in the second quarter of 2017, subject to requisite shareholder and regulatory approvals.

The consummation of the Transaction may be deemed to be an “assignment” (as defined in the Investment Company Act of 1940, as amended) of the current advisory agreement between Janus Capital and the Fund. In addition, the consummation of the Transaction may be deemed to be an assignment of the current sub-advisory agreement between Janus Capital and Janus Capital Singapore Pte. Limited (“Janus Singapore”), the subadviser to the Fund. As a result, the consummation of the Transaction may cause such investment advisory agreement and investment sub-advisory agreement to terminate automatically in accordance with their respective terms.

On December 8, 2016, the Board of Trustees of the Fund (the “Board of Trustees”) approved, subject to approval of shareholders, a new investment advisory agreement between the Fund and Janus Capital in order to permit Janus Capital to continue to provide advisory services to the Fund following the closing of the Transaction. The new investment advisory agreement will have substantially similar terms as the current investment advisory agreement.

On December 8, 2016, the Board of Trustees approved, subject to approval of shareholders, a new investment sub-advisory agreement between Janus Capital and Janus Singapore in order to permit Janus Singapore to continue to provide sub-advisory services with respect to the Fund following the closing of the Transaction. The new investment sub-advisory agreement will have substantially similar terms as the current investment sub-advisory agreement.

In addition, the Fund’s name will change to reflect “Janus Henderson” as part of the Fund’s name.

Interim Agreements

On December 8, 2016, the Board of Trustees also approved an interim investment advisory agreement between the Fund and Janus Capital and an interim sub-advisory agreement between Janus Capital and Janus Singapore. In the event shareholders of the Fund do not approve the new investment advisory agreement and the new investment sub-advisory agreement prior to the closing of the Transaction, an interim investment advisory agreement or interim investment sub-advisory agreement will take effect upon the closing of the Transaction. Such interim agreement will continue in effect for a term ending on the earlier of 150 days from the closing of the Transaction, or when shareholders of the Fund approve the new investment advisory agreement and new investment sub-advisory agreement, or the consummation of the Fund’s merger. Compensation earned by Janus Capital and Janus Singapore under their respective interim investment advisory agreement or interim investment sub-advisory agreement will be held in an interest-bearing escrow account and will be paid to Janus Capital or Janus Singapore, as applicable, if shareholders approve the new investment advisory agreement or new investment sub-advisory agreement prior to the end of the interim period. Except for the term and escrow provisions described above, the terms of the interim investment advisory agreement and interim investment sub-advisory agreement are substantially similar to those of the current investment advisory agreement or current investment sub-advisory agreement.

Appointment of Henderson Investment Management Limited as Subadviser

In connection with the Transaction, Janus Capital has evaluated its capabilities, the capabilities of the existing subadvisers, and the enhanced capabilities of Janus Henderson upon the closing of the Transaction. Janus Capital determined that it would be in the best interest of the Fund to draw upon the combined resources of Janus Henderson following the Transaction by appointing Henderson Investment Management Limited (“HIML”) as subadviser to the Fund. Janus Capital believes that HIML provides seasoned resources focused on Asia equities, real estate, and expertise with non-U.S. investments that can benefit the Fund.

HIML is a Securities and Exchange Commission registered investment adviser and is an indirect, wholly-owned subsidiary of Henderson and serves as investment subadviser to several mutual funds offered by Henderson. No changes to the investment objectives, policies, or restrictions of the Fund are anticipated in connection with the appointment of HIML as subadviser.

On December 8, 2016, the Board of Trustees approved, subject to approval of shareholders, an investment sub-advisory agreement between Janus Capital and HIML with respect to the Fund. If approved by shareholders, HIML would become subadviser to the Fund upon the closing of the Transaction and would replace Janus Singapore as subadviser to the Fund. Janus Capital would pay HIML a sub-advisory fee from its investment advisory fee for managing Janus Emerging Markets Fund.

Glen Finegan, Head of Emerging Markets Equities of HIML, and Michael Cahoon, Portfolio Manager of Henderson Emerging Markets Fund, would serve as the Fund’s portfolio managers.

Glen Finegan joined Henderson in 2015 and has over 16 years of investment management experience. Prior to joining Henderson, most recently, Mr. Finegan was a senior portfolio manager at First State Stewart (formerly First State Investments) covering global emerging market all capitalization equity strategies where he managed a total of $13 billion. While at First State, Glen was based in Edinburgh between 2001 and 2011, and in October 2011 he relocated to Singapore. Before joining First State Stewart in 2001, Glen spent three years working as a geophysicist within the oil and gas industry. Glen has both an MSc in Oceanography and a BEng (Hons) in Civil Engineering from the University of Southampton.

Michael Cahoon is a Portfolio Manager for Henderson Emerging Markets Fund. He began his career in the investment industry in 2011 and is based in Edinburgh. Prior to joining Henderson in 2015, Mr. Cahoon was an analyst at emerging markets specialist asset manager, Ashmore Group. While there he served as a member of the Frontier markets team covering Africa, global metals and mining. Mr. Cahoon graduated with honors from the University of Massachusetts, Amherst with a Bachelor’s degree in Business Administration in Finance and Operations Management with a dual concentration in Legal Studies.

Fund Merger

On December 8, 2016, the Board of Trustees of the Fund approved an Agreement and Plan of Reorganization that provides for the merger (the “Merger”) of the Fund into Janus Henderson Emerging Markets Fund, a newly formed series of the Trust (the “Acquiring Fund”). The Acquiring Fund is being formed to facilitate the transfer of Henderson Emerging Markets Fund (the “Henderson Fund”), a mutual fund managed by Henderson Global Investors (North America) Inc., a subsidiary of Henderson, to the Janus Capital platform through a merger of the Henderson Fund into the Acquiring Fund. The investment objective and principal investment policies of the Acquiring Fund will correspond to those of the Henderson Fund. The Acquiring Fund will be managed by Glen Finegan, Head of Emerging Markets Equities, and Michael Cahoon, Portfolio Manager of Henderson Emerging Markets Fund, both of HIML, which will serve as subadviser to the Acquiring Fund. The Henderson Fund is expected to be the surviving fund for accounting purposes.

The Merger is subject to certain conditions, including (i) approval by shareholders of the Fund, (ii) the closing of the Transaction, and (iii) the consummation of the merger of the Henderson Fund into the Acquiring Fund, which is subject to certain conditions, including approval of such merger by shareholders of the Henderson Fund.

The Merger is expected to be tax-free for federal income tax purposes; therefore, Fund shareholders should not realize a tax gain or loss when the Merger is implemented. The Merger, however, may accelerate distributions, which are taxable, as the tax year for the Fund will end on the date of the Merger. In connection with the Merger, shareholders of each class of shares of the Fund will receive shares of a corresponding class of the Acquiring Fund approximately equivalent in dollar value to the Fund shares owned immediately prior to the Merger. Investors who are Fund shareholders of record as of December 29, 2016, will receive a proxy statement/prospectus which includes important information regarding the Merger. Only Fund shareholders as of

December 29, 2016, are eligible to vote on the Merger. Therefore, if you purchased shares of the Fund after December 29, 2016, and assuming shareholders of the Fund as of that date approve the Merger, any shares of the Fund you hold as of the Merger date will automatically be converted into shares of the Acquiring Fund.

Shareholders of the Fund may redeem their shares or exchange their shares for shares of another Janus fund for which they are eligible to purchase at any time prior to the Merger. Any applicable contingent deferred sales charges (“CDSC”) charged by the Fund will be waived for redemptions or exchanges through the date of the Merger. Exchanges by Class A shareholders of the Fund into Class A Shares of another Janus fund are not subject to any applicable initial sales charge. For shareholders holding shares through an intermediary, check with your intermediary regarding other Janus funds and share classes offered through your intermediary.

A full description of the Acquiring Fund and the terms of the Merger will be contained in the proxy statement/prospectus that will be sent to shareholders of the Fund of record as of December 29, 2016. Janus Capital encourages you to read the proxy statement/prospectus when it is available as it contains important information regarding the Merger. A copy of the proxy statement/prospectus, when it is available, will be available at janus.com/update, or you may request a free copy by calling 1-877-335-2687 (or 1-800-525-3713 if you hold shares directly with Janus Capital).

This supplement is not an offer to sell or a solicitation of an offer to buy shares of the Acquiring Fund, nor is it a solicitation of any proxy. For important information about fees, expenses, and risk considerations regarding the Acquiring Fund, please refer to the Acquiring Fund’s prospectus and the proxy statement/prospectus relating to the Merger, when available, on file with the Securities and Exchange Commission.

***

Shareholders of record as of December 29, 2016, are expected to receive a proxy statement/prospectus, notice of special meeting of shareholders, and proxy card, containing detailed information regarding shareholder proposals with respect to these and certain other matters. The shareholder meeting is expected to be held on or about April 6, 2017.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Fund

(the “Fund”)

Supplement dated December 15, 2016

to Currently Effective Prospectuses

Approval of New Investment Advisory Agreement

As previously announced, on October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital Management LLC, the investment adviser to the Fund (“Janus Capital”), and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (“Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Transaction”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson will merge with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson. The Transaction is currently expected to close in the second quarter of 2017, subject to requisite shareholder and regulatory approvals.

The consummation of the Transaction may be deemed to be an “assignment” (as defined in the Investment Company Act of 1940, as amended) of the current advisory agreement between Janus Capital and the Fund. As a result, the consummation of the Transaction may cause such investment advisory agreement to terminate automatically in accordance with its terms.

On December 8, 2016, the Board of Trustees of the Fund (the “Board of Trustees”) approved, subject to approval of shareholders, a new investment advisory agreement between the Fund and Janus Capital in order to permit Janus Capital to continue to provide advisory services to the Fund following the closing of the Transaction. The new investment advisory agreement will have substantially similar terms as the current investment advisory agreement.

In addition, the Fund’s name will change to reflect “Janus Henderson” as part of the Fund’s name.

Interim Agreement

On December 8, 2016, the Board of Trustees also approved an interim investment advisory agreement between the Fund and Janus Capital. In the event shareholders of the Fund do not approve the new investment advisory agreement prior to the closing of the Transaction, an interim investment advisory agreement will take effect upon the closing of the Transaction. Such interim agreement will continue in effect for a term ending on the earlier of 150 days from the closing of the Transaction, or when shareholders of the Fund approve the new investment advisory agreement, or the consummation of the Fund’s merger. Compensation earned by Janus Capital under the interim investment advisory agreement will be held in an interest-bearing escrow account and will be paid to Janus Capital if shareholders approve the new investment advisory agreement prior to the end of the interim period. Except for the term and escrow provisions described above, the terms of the interim investment advisory agreement are substantially similar to those of the current investment advisory agreement.

Fund Merger

On December 8, 2016, the Board of Trustees of the Fund approved an Agreement and Plan of Reorganization that provides for the merger of the Fund into Janus Research Fund (the “Acquiring Fund”), a similarly managed fund (the “Merger”).

The Merger is subject to certain conditions, including approval by shareholders of the Fund.

The Merger is expected to be tax-free for federal income tax purposes; therefore, Fund shareholders should not realize a tax gain or loss when the Merger is implemented. The Merger, however, may accelerate distributions, which are taxable, as the tax year for the Fund will end on the date of the Merger. In connection with the Merger, shareholders of each class of shares of the Fund will receive shares of a corresponding class of the Acquiring Fund approximately equivalent in dollar value to the Fund shares owned immediately prior to the Merger. Investors who are Fund shareholders of record as of December 29, 2016, will receive a proxy statement/prospectus which includes important information regarding the Merger. Only Fund shareholders as of December 29, 2016, are eligible to vote on the Merger. Therefore, if you purchased shares of the Fund after December 29, 2016,

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and assuming shareholders of the Fund as of that date approve the Merger, any shares of the Fund you hold as of the Merger date will automatically be converted into shares of the Acquiring Fund.

Shareholders of the Fund may redeem their shares or exchange their shares for shares of another Janus fund for which they are eligible to purchase at any time prior to the Merger. Any applicable contingent deferred sales charges (“CDSC”) charged by the Fund will be waived for redemptions or exchanges through the date of the Merger. Exchanges by Class A shareholders of the Fund into Class A Shares of another Janus fund are not subject to any applicable initial sales charge. For shareholders holding shares through an intermediary, check with your intermediary regarding other Janus funds and share classes offered through your intermediary.

A full description of the Acquiring Fund and the terms of the Merger will be contained in the proxy statement/prospectus that will be sent to shareholders of the Fund of record as of December 29, 2016. Janus Capital encourages you to read the proxy statement/prospectus when it is available as it contains important information regarding the Merger. A copy of the proxy statement/prospectus, when it is available, will be available at janus.com/update, or you may request a free copy by calling 1-877-335-2687 (or 1-800-525-3713 if you hold shares directly with Janus Capital).

This supplement is not an offer to sell or a solicitation of an offer to buy shares of the Acquiring Fund, nor is it a solicitation of any proxy. For important information about fees, expenses, and risk considerations regarding the Acquiring Fund, please refer to the Acquiring Fund’s prospectus and the proxy statement/prospectus relating to the Merger, when available, on file with the Securities and Exchange Commission.

***

Shareholders of record as of December 29, 2016, are expected to receive a proxy statement/prospectus, notice of special meeting of shareholders, and proxy card, containing detailed information regarding shareholder proposals with respect to these and certain other matters. The shareholder meeting is expected to be held on or about April 6, 2017.

Please retain this Supplement with your records.

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Janus Investment Fund

Janus Twenty Fund

(the “Fund”)

Supplement dated December 15, 2016

to Currently Effective Prospectuses

Approval of New Investment Advisory Agreement

As previously announced, on October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital Management LLC, the investment adviser to the Fund (“Janus Capital”), and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (“Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Transaction”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson will merge with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson. The Transaction is currently expected to close in the second quarter of 2017, subject to requisite shareholder and regulatory approvals.

The consummation of the Transaction may be deemed to be an “assignment” (as defined in the Investment Company Act of 1940, as amended) of the current advisory agreement between Janus Capital and the Fund. As a result, the consummation of the Transaction may cause such investment advisory agreement to terminate automatically in accordance with its terms.

On December 8, 2016, the Board of Trustees of the Fund (the “Board of Trustees”) approved, subject to approval of shareholders, a new investment advisory agreement between the Fund and Janus Capital in order to permit Janus Capital to continue to provide advisory services to the Fund following the closing of the Transaction. The new investment advisory agreement will have substantially similar terms as the current investment advisory agreement.

In addition, the Fund’s name will change to reflect “Janus Henderson” as part of the Fund’s name.

Interim Agreement

On December 8, 2016, the Board of Trustees also approved an interim investment advisory agreement between the Fund and Janus Capital. In the event shareholders of the Fund do not approve the new investment advisory agreement prior to the closing of the Transaction, an interim investment advisory agreement will take effect upon the closing of the Transaction. Such interim agreement will continue in effect for a term ending on the earlier of 150 days from the closing of the Transaction, or when shareholders of the Fund approve the new investment advisory agreement, or the consummation of the Fund’s merger. Compensation earned by Janus Capital under the interim investment advisory agreement will be held in an interest-bearing escrow account and will be paid to Janus Capital if shareholders approve the new investment advisory agreement prior to the end of the interim period. Except for the term and escrow provisions described above, the terms of the interim investment advisory agreement are substantially similar to those of the current investment advisory agreement.

Fund Merger

On December 8, 2016, the Board of Trustees of the Fund approved an Agreement and Plan of Reorganization that provides for the merger of the Fund into Janus Forty Fund (the “Acquiring Fund”), a similarly managed fund (the “Merger”).

The Merger is subject to certain conditions, including approval by shareholders of the Fund.

The Merger is expected to be tax-free for federal income tax purposes; therefore, Fund shareholders should not realize a tax gain or loss when the Merger is implemented. The Merger, however, may accelerate distributions, which are taxable, as the tax year for the Fund will end on the date of the Merger. In connection with the Merger, shareholders of each class of shares of the Fund will receive shares of a corresponding class of the Acquiring Fund approximately equivalent in dollar value to the Fund shares owned immediately prior to the Merger. Investors who are Fund shareholders of record as of December 29, 2016, will receive a proxy statement/prospectus which includes important information regarding the Merger. Only Fund shareholders as of

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December 29, 2016, are eligible to vote on the Merger. Therefore, if you purchased shares of the Fund after December 29, 2016, and assuming shareholders of the Fund as of that date approve the Merger, any shares of the Fund you hold as of the Merger date will automatically be converted into shares of the Acquiring Fund.

Shareholders of the Fund may redeem their shares or exchange their shares for shares of another Janus fund for which they are eligible to purchase at any time prior to the Merger. For shareholders holding shares through an intermediary, check with your intermediary regarding other Janus funds and share classes offered through your intermediary.

A full description of the Acquiring Fund and the terms of the Merger will be contained in the proxy statement/prospectus that will be sent to shareholders of the Fund of record as of December 29, 2016. Janus Capital encourages you to read the proxy statement/prospectus when it is available as it contains important information regarding the Merger. A copy of the proxy statement/prospectus, when it is available, will be available at janus.com/update, or you may request a free copy by calling 1-877-335-2687 (or 1-800-525-3713 if you hold Class D Shares).

This supplement is not an offer to sell or a solicitation of an offer to buy shares of the Acquiring Fund, nor is it a solicitation of any proxy. For important information about fees, expenses, and risk considerations regarding the Acquiring Fund, please refer to the Acquiring Fund’s prospectus and the proxy statement/prospectus relating to the Merger, when available, on file with the Securities and Exchange Commission.

***

Shareholders of record as of December 29, 2016, are expected to receive a proxy statement/prospectus, notice of special meeting of shareholders, and proxy card, containing detailed information regarding shareholder proposals with respect to these and certain other matters. The shareholder meeting is expected to be held on or about April 6, 2017.

Please retain this Supplement with your records.

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